INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 1,179	$ 1,188
Acquisitions	9	67
Disposals	0	2
Amortization	(7)	(17)
Foreign currency translation	(5)	(58)
Reclassification to assets held for sale and other	(49)	(3)
Balance, end of period	$ 1,127	$ 1,179